Our people - Geographical Distribution of staff (Detail) - Employees	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Average number of staff	104,163	132,823	133,903
North America [member]
Disclosure of geographical areas [line items]
Average number of staff	21,524	25,008	25,990
United Kingdom [member]
Disclosure of geographical areas [line items]
Average number of staff	10,670	14,192	14,331
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Average number of staff	21,551	26,973	26,825
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Average number of staff	50,418	66,650	66,757